Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Leases Liabilities [Abstract]
Changes in the Carrying Value of Current and Non-current Lease Liabilities
The changes in the carrying value of current and non-current lease liabilities are as follows:

$
Balance, March 31, 2023	49,217
Lease additions	5,618
Disposal of leases	(635)
Lease payments	(8,446)
Lease reassessments	(1,402)
Foreign exchange	28
Interest accretion	3,152
Balance, March 31, 2024	47,532
Current portion	(4,856)
Long-term portion	42,676

Balance, March 31, 2024	47,532
Lease additions	7,609
Lease payments	(8,129)
Lease liabilities assumed (Note 8(a))	(1,281)
Lease reassessments	(6,068)
Foreign exchange	292
Interest accretion	2,921
Balance, March 31, 2025	42,876
Current portion	(5,381)
Long-term portion	37,495